Variable Interest Entities (VIEs) (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities (VIEs) [Abstract]
Summary of sale and leaseback arrangements
As of December 31, 2012, the Company leased a drillship and two semi-submersible rigs from VIEs under finance leases. Each of the units had been sold by the Company to single purpose subsidiaries of Ship Finance Ltd and simultaneously leased back by the Company on bareboat charter contracts for a term of 15 years. The Company has several options to repurchase the units during the charter periods, and obligations to purchase the assets at the end of the 15 year lease period. The following table gives a summary of the sale and leaseback arrangements, as of December 31, 2012:

Unit	Effective from	Sale value (In US$ millions)	First repurchase option (In US$ millions)	Month of first repurchase option	Last repurchase option * (In US$ millions)	Month of last repurchase Option *
West Polaris	Jul 2008	850	548	September 2012	178	Jun 2023
West Taurus	Nov 2008	850	418	February 2015	149	Nov 2023
West Hercules	Oct 2008	850	580	August 2011	135	Aug 2023

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
The bareboat charter rates are set on the basis of a Base LIBOR Interest Rate for each bareboat charter contract, and thereafter are adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for each contract. A summary of the bareboat charter rates per day for each unit is given below. The amounts shown are based on the Base LIBOR Interest Rate, and reflect average rates for the year.

		2013	2014	2015	2016	2017
	Base LIBOR Interest Rate	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)
West Polaris	2.85%	223.3	176.5	175.4	170.0	170.0
West Taurus	4.25%	316.2*	320.7	165.0	158.8	157.5
West Hercules	4.25%	250.0	238.5	180.0	172.5	170.0

Assets and liabilities in the statutory accounts of the VIEs
The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2012 and as at December 31, 2011 are as follows:

(In US$ millions)	December 31, 2012		December 31, 2011
	SFL	SFL	SFL	SFL
	West	Deepwater	West	Deepwater
	Polaris	Ltd.	Polaris	Ltd.
	Limited		Limited
Name of unit	West	West	West	West
	Polaris	Taurus	Polaris	Taurus
		and West		and West
		Hercules		Hercules

Investment in finance lease	534	1,120	611	1,240
Other assets	7	20	12	23
Total assets	541	1,140	623	1,263

Long term debt	360	-	398	822
Other liabilities	107	989	174	326
Total liabilities	467	989	572	1,148

Equity	74	151	51	115

Book value of units in the Company's consolidated accounts	594	1,035	614	1,021